S000006019 [Member] Investment Objectives and Goals - Aggressive Growth Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Aggressive Growth Portfolio June 1, 2026 PORTFOLIO SUMMARY Class A — PAGDX | Class C — PAGHX | Class I — PAGRX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.